Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Argentic Real Estate Investment 2 LLC (the “Company”)
Wells Fargo Securities, LLC

Goldman Sachs & Co. LLC

Morgan Stanley & Co. LLC

(together, the “Specified Parties”)

Re: AREIT 2024-CRE9 Ltd – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “AREIT 2024-CRE9 Final Tape.xlsx” provided by the Company on April 8, 2024 (the “Data File”), containing information on 15 mortgage loans and the related 22 mortgaged properties as of April 6, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by AREIT 2024-CRE9 Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the Term SOFR rate of 5.3000%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loans and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage loans being securitized, (iii) the compliance of the originator of the mortgage loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage loans and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
April 8, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Type	Loan Agreement, Promissory Note, Deed of Trust
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Promissory Note, Deed of Trust
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report, Loan Agreement
State	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll, Certified Rent Roll, STR Report
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll, STR Report
Occupancy (%)	Underwritten Rent Roll, Certified Rent Roll, STR Report
Occupancy Date	Underwritten Rent Roll, Certified Rent Roll, STR Report
Loan Purpose	Settlement Statement
Note Date	Loan Agreement, Promissory Note, Deed of Trust
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Settlement Statement
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note, Deed of Trust
Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Promissory Note, Deed of Trust
Mortgage Loan Commitment Cut-Off Date Balance ($)	Servicer Report, Loan Agreement, Promissory Note
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Promissory Note
Future Funding Advance Conditions	Loan Agreement, Promissory Note, Deed of Trust

Attribute	Source Document(s)
Mortgage Loan Balloon Balance ($)	Loan Agreement, Promissory Note, Deed of Trust
Collateral Interest Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Promissory Note, Deed of Trust
Pari Passu Balance in Other Securitization	Offering Memorandum, Subsequent Transfer Instrument
Junior Participation Cut-off Date Balance	Servicer Report, Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Servicer Report, Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Balloon Payment ($)	Loan Agreement, Promissory Note, Deed of Trust
Rate Type	Loan Agreement, Promissory Note, Deed of Trust
Index	Loan Agreement, Promissory Note, Deed of Trust
Interest Accrual Basis	Loan Agreement, Promissory Note, Deed of Trust
Accrual Period	Loan Agreement, Promissory Note, Deed of Trust
Lookback Period	Loan Agreement, Promissory Note, Deed of Trust
Rounding Factor	Loan Agreement, Promissory Note, Deed of Trust
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note, Deed of Trust
Rounding Direction	Loan Agreement, Promissory Note, Deed of Trust
Mortgage Loan Margin	Loan Agreement, Promissory Note, Deed of Trust
Collateral Interest Margin	Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Cut-off Date Margin	Loan Agreement, Promissory Note, Deed of Trust
Mortgage Loan Index Floor	Loan Agreement, Promissory Note, Deed of Trust
Mortgage Loan Index Cap Provider	Rate Cap Confirmation
Mortgage Loan Index Cap Notional Amount	Rate Cap Confirmation
Mortgage Loan Index Cap Termination Date	Rate Cap Confirmation
Mortgage Loan Index Cap	Rate Cap Confirmation
Mortgage Loan Margin Change (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Mortgage Loan Margin Change Description	Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Cut-off Date Interest Rate	Loan Agreement, Promissory Note, Deed of Trust

Attribute	Source Document(s)
Amortization Type During Initial Term	Loan Agreement, Promissory Note, Deed of Trust
ARD Loan (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Promissory Note, Deed of Trust
Extension Options (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Extension Options Description	Loan Agreement, Promissory Note, Deed of Trust
Amortization Type During Extensions	Loan Agreement, Promissory Note, Deed of Trust
Amortization Style	Loan Agreement, Promissory Note, Deed of Trust
Amortization Rate	Loan Agreement, Promissory Note, Deed of Trust
Amortization Basis	Loan Agreement, Promissory Note, Deed of Trust
First Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust
First Extension Period (months)	Loan Agreement, Promissory Note, Deed of Trust
First Extension Fee (%)	Loan Agreement, Promissory Note, Deed of Trust
First Extension Cap	Loan Agreement
Second Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust
Second Extension Period (months)	Loan Agreement, Promissory Note, Deed of Trust
Second Extension Fee (%)	Loan Agreement, Promissory Note, Deed of Trust
Second Extension Cap	Loan Agreement
Third Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust
Third Extension Period (months)	Loan Agreement, Promissory Note, Deed of Trust
Third Extension Fee (%)	Loan Agreement, Promissory Note, Deed of Trust
Third Extension Cap	Loan Agreement
Fourth Extension Period Requirements	Loan Agreement, Promissory Note, Deed of Trust
Fourth Extension Period (months)	Loan Agreement, Promissory Note, Deed of Trust
Fourth Extension Fee (%)	Loan Agreement, Promissory Note, Deed of Trust
Fourth Extension Cap	Loan Agreement
Exit Fee %	Loan Agreement, Promissory Note, Deed of Trust
Exit Fee Balance	Loan Agreement, Promissory Note, Deed of Trust

Attribute	Source Document(s)
Fully Extended Maturity Date	Loan Agreement, Promissory Note, Deed of Trust
Future Debt Permitted (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Permitted Future Debt Type	Loan Agreement, Promissory Note, Deed of Trust
Grace Period Default (Days)	Loan Agreement, Promissory Note, Deed of Trust
Grace Period Late (Days)	Loan Agreement, Promissory Note, Deed of Trust
Initial Prepayment Provision	Loan Agreement, Promissory Note, Deed of Trust
Remaining Call Protection (Cut-off Date)	Loan Agreement, Promissory Note, Deed of Trust
Original Yield Maintenance or Minimum Interest Term	Loan Agreement, Promissory Note, Deed of Trust
Rate for Prepayment Protection	Loan Agreement, Promissory Note, Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Lien Position	Title Policy
Recourse	Guaranties, Loan Agreement
Recourse Provisions	Guaranties, Loan Agreement
Recourse Carveout Guarantor	Guaranties, Loan Agreement
Borrower	Loan Agreement, Promissory Note, Deed of Trust
Sponsor	Guaranties
Affiliated Sponsor (Y/N)	Guaranties
Tenants-in-common (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, TIC Agreement
Ownership Interest	Title Policy
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Estoppel
# of Ground Lease Extension Options	Ground Lease, Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel
Lockbox Type	Loan Agreement, DACA Agreement
Cash Management Type	Loan Agreement, Cash Management Agreement

Attribute	Source Document(s)
Cash Management Trigger Event	Loan Agreement, Cash Management Agreement
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Tax Escrow (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Springing Tax Escrow Description	Reserve Agreement, Loan Agreement, Settlement Statement
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Insurance Escrow (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Springing Insurance Escrow Description	Reserve Agreement, Loan Agreement, Settlement Statement
Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement
Replacement Reserve (Cut-off Date)($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Replacement Reserve (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Replacement Reserve Cap($)	Loan Agreement, Reserve Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Reserve Agreement, Settlement Statement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
TI/LC Reserve (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
TI/LC Reserve Cap($)	Loan Agreement, Reserve Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Reserve Agreement, Settlement Statement
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement

Attribute	Source Document(s)
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Debt Service Reserve (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Debt Service Reserve Cap($)	Loan Agreement, Reserve Agreement, Settlement Statement
Springing Debt Service Reserve Description	Loan Agreement, Reserve Agreement, Settlement Statement
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves (Cut-Off Date)($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Other Reserves (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Other Reserves Cap ($)	Loan Agreement, Reserve Agreement, Settlement Statement
Other Reserves Description	Loan Agreement, Reserve Agreement, Settlement Statement
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Servicer Report, Settlement Statement, Reserve Agreement, Loan Agreement
Other Reserves 2 (Monthly)($)	Servicer Report, Reserve Agreement, Loan Agreement, Settlement Statement
Other Reserves 2 Cap ($)	Loan Agreement, Reserve Agreement, Settlement Statement
Other Reserves 2 Description	Loan Agreement, Reserve Agreement, Settlement Statement
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate, Loan Agreement
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML ≥ 20% (Y/N)	Insurance Certificate, Seismic Report, Engineering Report
Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Type	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Margin	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Interest Rate	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Cut-off Date Balance ($)	Loan Agreement, Promissory Note, Deed of Trust
As-Is Appraisal Valuation Date	Appraisal Report
Appraisal Firm	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll
Property Manager	Management Agreement, JV Agreement
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease

Attribute	Source Document(s)
Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
Lender	Loan Agreement, Promissory Note, Deed of Trust

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Cut-Off Date Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units
Mortgage Loan Annual Debt Service Payment (IO) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Interest Rate
Mortgage Loan Annual Debt Service Payment (P&I) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Interest Rate
Mortgage Loan Annual Debt Service Payment (Cap) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Loan Rate Cap
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Cut-Off Date Balance ($) minus the sum of Collateral Interest Cut-off Date Balance ($), Junior Participation Balloon Payment ($) minus and Pari Passu Balance in Other Securitization
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Mortgage Loans
Collateral Interest Balloon Balance ($)	Product of i) Mortgage Loan Balloon Balance ($) divided by Mortgage Loan Commitment Cut-Off Date Balance ($), and ii) Collateral Interest Cut-off Date Balance ($)
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate
Collateral Interest Annual Debt Service Payment (P&I) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Collateral Interest Rate Cap
Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Interest Rate	The sum of the Mortgage Loan Margin and Assumed SOFR rounded by the respective rounding factor subject to Mortgage Loan Rate Floor
Mortgage Loan Rate Floor	Mortgage Loan Margin plus Mortgage Loan Index Floor
Mortgage Loan Rate Cap	Mortgage Loan Margin plus Mortgage Loan Index Cap
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Assumed SOFR rounded by the respective rounding factor subject to Mortgage Loan Rate Floor
Collateral Interest Rate Floor	Collateral Interest Margin plus Mortgage Loan Index Floor
Collateral Interest Rate Cap	Collateral Interest Margin plus Mortgage Loan Index Cap
Junior Participation Rate Floor	Collateral Interest Margin plus Mortgage Loan Index Floor
Junior Participation Rate Cap	Collateral Interest Margin plus Mortgage Loan Index Cap
Initial IO Period	For all loans for which Amortization Type During Initial Term is Interest Only, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months)
Original Loan Term (Initial)	Number of payments between the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
Seasoning (months)	Number of payments between the First Payment Date and Cut-off Date
First Extension Floor	Equals the Mortgage Loan Index Floor

Attribute	Calculation Methodology
First Extension Fee	First Extension Fee (%) multiplied by Mortgage Loan Commitment Cut-Off Date Balance ($)
Second Extension Floor	Equals the Mortgage Loan Index Floor
Second Extension Fee	First Extension Fee (%) multiplied by Mortgage Loan Commitment Cut-Off Date Balance ($)
Third Extension Floor	Equals the Mortgage Loan Index Floor
Third Extension Fee	First Extension Fee (%) multiplied by Mortgage Loan Commitment Cut-Off Date Balance ($)
Fourth Extension Floor	Equals the Mortgage Loan Index Floor
Fourth Extension Fee	First Extension Fee (%) multiplied by Mortgage Loan Commitment Cut-Off Date Balance ($)
Exit Fee ($)	Exit Fee % multiplied by Mortgage Loan Commitment Cut-Off Date Balance ($)
Fully Extended IO Period (Initial)	Equals the Fully Extended Loan Term (Initial)
Fully Extended IO Period (Remaining)	Equals the Fully Extended Loan Term (Remaining)
Fully Extended Loan Term (Initial)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Mortgage Loan Most Recent NOI DSCR	Most Recent NOI divided by Mortgage Loan Annual Debt Service Payment (P&I) ($)
Mortgage Loan Most Recent NCF DSCR	Most Recent NCF divided by Mortgage Loan Annual Debt Service Payment (P&I) ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Most Recent NOI DSCR	Set to equal Mortgage Loan Most Recent NOI DSCR
Collateral Interest Most Recent NCF DSCR	Set to equal Mortgage Loan Most Recent NCF DSCR
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to equal Cut-off Date Mortgage Loan Most Recent NOI Debt Yield

Attribute	Calculation Methodology
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to equal Cut-off Date Mortgage Loan Most Recent NCF Debt Yield
Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and Mortgage Loan Annual Debt Service Payment (P&I) ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and Mortgage Loan Annual Debt Service Payment (P&I) ($)
Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of i) the lesser of a) Mortgage Loan Cut-off Date Interest Rate and b) Mortgage Loan Rate Cap, ii) Mortgage Loan Balloon Balance ($), and iii) Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of i) the lesser of a) Mortgage Loan Cut-off Date Interest Rate and b) Mortgage Loan Rate Cap, ii) Mortgage Loan Balloon Balance ($), and iii) Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Set to Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR

Attribute	Calculation Methodology
Collateral Interest Underwritten Stabilized NCF DSCR	Set to Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR
Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield
Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of i) the lesser of a) Mortgage Loan Cut-off Date Interest Rate and b) Mortgage Loan Rate Cap, ii) Mortgage Loan Balloon Balance ($), and iii) Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of i) the lesser of a) Mortgage Loan Cut-off Date Interest Rate and b) Mortgage Loan Rate Cap, ii) Mortgage Loan Balloon Balance ($), and iii) Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR
Collateral Interest Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR
Collateral Interest Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield
Collateral Interest Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the product of i) Subordinate Debt Cut-off Date Balance ($), ii) Subordinate Debt Interest Rate, and iii) Interest Accrual Basis, subject to any mezzanine to interest rate cap in place.

Attribute	Calculation Methodology
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Commitment Cut-Off Date Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Cut-off Date As-Is LTV Ratio	Set to equal Mortgage Loan Cut-off Date As-Is LTV Ratio
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set to equal Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The mortgage loan “Station 16 Apartments” was not closed as of the date of this report. Therefore, we were not provided the final Appraisal Report, Engineering Report, Seismic Report, Insurance Certificate, Phase I Environmental Report, Phase II Environmental Report, Underwritten Rent Roll, Certified Rent Roll, Company Underwritten Cash Flow Statement, Promissory Note, Loan Agreement, Deed of Trust, Settlement Statement, Reserve Agreement, Title Policy, Guaranties, Management Agreement, TIC Agreement, DACA Agreement, Cash Management Agreement or Rate Cap Confirmation, and we were instructed by the Company to assume such “Compared Attributes” relating to this mortgage loan and mortgaged property are accurate and not to perform any procedure.
3.	The mortgage loan “Mi-Place at Brightmoor” was not closed as of the date of this report. Therefore, we were not provided the final Insurance Certificate, Underwritten Rent Roll, Certified Rent Roll, Company Underwritten Cash Flow Statement, Promissory Note, Loan Agreement, Deed of Trust, Settlement Statement, Reserve Agreement, Title Policy, Guaranties, Management Agreement, TIC Agreement, DACA Agreement, Cash Management Agreement or Rate Cap Confirmation, and we were instructed by the Company to assume such “Compared Attributes” relating to this mortgage loan and mortgaged property are accurate and not to perform any procedure.
4.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable mortgage loan and Compared or Recomputed Attribute(s):
Mortgage Loan Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Station 16 Apartments; Queens Storage Portfolio; 360 Independence; The City; The David Whitney Building; Modera Jack London Square; Vinty Apartments; Mi-Place at Brightmoor; Brookland Apartments	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR; Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Set to 1.00x
Station 16 Apartments; Queens Storage Portfolio; The David Whitney Building; Modera Jack London Square; Brookland Apartments	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Set to 1.00x
Station 16 Apartments; Boston Logistics; Hamilton & Vestal Portfolio; Queens Storage Portfolio; 360 Independence; The City; The David Whitney Building; Modera Jack London Square; Vinty Apartments; Mi-Place at Brightmoor; Brookland Apartments	Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x

C-1

Mortgage Loan Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Vinty Apartments	Pari Passu Funded Amount; Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Provided by the Company
The City	Number of Units	Provided by the Company
Vinty Apartments	Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
The David Whitney Building	Insurance Escrow (Monthly)($)	Provided by the Company
The City	TI/LC Reserve (Cut-off Date) ($)	Provided by the Company
Brookland Apartments	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Set to N/A
Brookland Apartments	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Set to N/A
Brookland Apartments	Total Debt Cut-off Date UW NOI DY	Set to N/A

C-2